VESSELS AND EQUIPMENT, NET - Narrative (Details) $ in Thousands	1 Months Ended		6 Months Ended
	Feb. 28, 2021 USD ($) vessel	Jan. 31, 2021 USD ($)	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($)	Dec. 31, 2020 vessel
Property, Plant and Equipment [Line Items]
Technical supervision and other costs	$ 2,100
Impairment loss on vessels			$ 4,187	$ 0
Depreciation			57,046	$ 56,081
Depreciation, capital leases			$ 7,400
Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Unfavorable time charter-out contracts cost	2,200
Additional capitalized cost, unfavorable time charter-out contracts	$ 1,000
Dry Bulk Carriers | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of vessels acquired | vessel	15
Consideration for vessels and newbuildings acquired	$ 752,000
Number of vessels delivered | vessel			15
Debt assumed	413,600
Debt assumed, sellers credit	350,600
Dry Bulk Carriers and Newbuildings | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Consideration for vessels and newbuildings acquired	752,000
Percentage of purchase price			55.00%
Adjustments to acquisition price	$ 5,400
Newcastlemax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			13		3
Capesize Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			35		35
Panamax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			33		27
Supramax Vessels
Property, Plant and Equipment [Line Items]
Number of vessels at period end | vessel			2		2
Golden Spray, Golden Fast and Golden Furious
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel			3
Consideration for vessels and newbuildings acquired			$ 114,500
Technical supervision and other costs			2,100
Golden Spray, Golden Fast and Golden Furious | Hemen Holdings Ltd
Property, Plant and Equipment [Line Items]
Number of newbuildings acquired | vessel	3
Vessels and Equipment
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs	$ 757,400		642,515
Impairment loss on vessels			4,187
Depreciation			49,635
Golden Saguenay
Property, Plant and Equipment [Line Items]
Cash consideration		$ 8,400
Impairment loss on vessels		$ 4,200	4,200
Ballast Water Treatment System
Property, Plant and Equipment [Line Items]
Aggregate capitalized costs			$ 1,200